Shareholder Fees - Volumetric Fund	Apr. 29, 2022
Prospectus [Line Items]
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed on shares redeemed within 7 calendar days of initial purchase):	2.00%